Leases - Navios Holdings Future Minimum Commitments for Chartered-In Vessels, Barges, Pushboats and Office Space (Table) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Charter-in vessels in operation
Operating Leased Assets [Line Items]
2018		$ 119,023
2019		96,048
2020		82,638
2021		63,040
2022		43,689
2023 and thereafter		77,828
Total	$ 433,695	482,266
Charter-in vessels to be delivered
Operating Leased Assets [Line Items]
2018		8,725
2019		19,316
2020		20,945
2021		10,807
2022		10,109
2023 and thereafter		19,371
Total	$ 122,009	89,273
Office space
Operating Leased Assets [Line Items]
2018		1,992
2019		1,314
2020		509
2021		184
2022		0
2023 and thereafter		0
Total		$ 3,999